MFS(R)/Sun Life Series Trust

Capital Appreciation Series         Massachusetts Investors Growth Stock Series
Capital Opportunities Series        Massachusetts Investors Trust Series
Emerging Growth Series              Mid Cap Growth Series
Emerging Markets Equity Series      New Discovery Series
Global Growth Series                Strategic Growth Series
Global Total Return Series          Strategic Value Series
International Growth Series         Total Return Series
International Value Series          Value Series

                      Supplement to the Current Prospectus

Effective immediately, for each series listed above, the Portfolio Management section of the Prospectus with respect to such series is hereby restated as follows:

Portfolio Management

The Capital Appreciation Series is managed by a team of portfolio managers comprised of Gregory Locraft and Margaret W. Adams, each a Vice President of the adviser. Mr. Locraft has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1998. Ms. Adams has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Adams spent 11 years in the portfolio management and investment management areas of J.P. Morgan & Co.

The Capital Opportunities Series is managed by a team of portfolio managers comprised of S. Irfan Ali and Kenneth J. Enright, each a Senior Vice President of the adviser, and Alan T. Langsner and Katrina Mead, each a Vice President of the adviser. Mr. Ali has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1993. Mr. Enright has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1986. Mr. Langsner has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1999. Ms. Mead has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1997.

The Emerging Growth Series is managed by a team of portfolio managers comprised of David E. Sette-Ducati, a Senior Vice President of the adviser, and Eric B. Fischman and Camille H. Lee, each a Vice President of the adviser. Mr. Sette-Ducati has been a portfolio manager of the series since 2001 and has been employed in the investment management area of the adviser since 1995. Mr. Fischman has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The Emerging Markets Equity Series is managed by a team of portfolio managers comprised of Nicholas Smithie and Thomas Melendez, each a Vice President of the adviser. Mr. Smithie has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1998. Mr. Melendez has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Melendez was an Emerging Market Product Specialist for Schroders Investment Management North America.

The Global Growth Series is managed by a team of portfolio managers comprised of Barry Dargan, a Senior Vice President of the adviser, and Nicholas Smithie and Thomas Melendez, each a Vice President of the adviser. Mr. Dargan has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1996. Mr. Smithie has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1998. Mr. Melendez has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Melendez was an Emerging Market Product Specialist at Schroders North America.

The Global Total Return Series is managed by a team of portfolio managers comprised of Steven R. Gorham and Barnaby Wiener, each a Senior Vice President of the adviser, and Edward B. Baldini, Olivier LeBleu and Mathew W. Ryan, each a Vice President of the adviser. Mr. Gorham has been a portfolio manager of the series since 2000 and has been employed in the investment management area of the adviser since 1992. Mr. Wiener has been a portfolio manager of the series since 2003 and
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has been employed in the investment  management  area of the adviser since 1998.
Mr. Baldini has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments. Mr. LeBleu has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1998. Mr. Ryan has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1997.

The International Growth Series is managed by a team of portfolio managers comprised of Barry Dargan, a Senior Vice President of the adviser and Thomas
Melendez, a Vice President of the adviser. Mr. Dargan has been a portfolio manager of the series since 2001 and has been employed in the investment management area of the adviser since 1996. Mr. Melendez has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Melendez was an Emerging Market Product Specialist for Schroders Investment Management North America.

The International Value Series is managed by a team of portfolio managers comprised of Barnaby Wiener, a Senior Vice President of the adviser and Elizabeth A. Palmer, a Vice President of the adviser. Mr. Wiener has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1998. Ms. Palmer has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van Otterloo & Co. LLC.

The Massachusetts Investors Growth Stock Series is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each a Senior Vice President of the adviser, and Gregory Locraft and Margaret W. Adams, each a Vice President of the adviser. Mr. Pesek has been a portfolio manager of the series since 1999 and has been employed in the investment management area of the adviser since 1994. Mr. Ali has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1993. Mr. Locraft has been a portfolio manager of the series since 2003 and has been employed in the investment management area of the adviser since 1998. Ms. Adams has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Adams spent 11 years in the portfolio management and investment management areas of J.P. Morgan & Co.

The Massachusetts Investors Trust Series is managed by a team of portfolio managers comprised of John D. Laupheimer, Jr., a Senior Vice President of the adviser, and T. Kevin Beatty, a Vice President of the adviser. Mr. Laupheimer has been a portfolio manager of the series since 1993 and has been employed in the investment management area of the adviser since 1981. Mr. Beatty has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Beatty was an Equity Analyst for State Street Research.

The Mid Cap Growth Series is managed by a team of portfolio managers comprised of David E. Sette-Ducati, a Senior Vice President of the adviser, and Eric B. Fischman and Camille H. Lee, each a Vice President of the adviser. Mr. Sette-Ducati has been a portfolio manager of the series since 2001 and has been employed in the investment management area of the adviser since 1995. Mr. Fischman has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The New Discovery Series is managed by a team of portfolio managers comprised of Robert A. Henderson, a Senior Vice President of the adviser, and Thomas H.
Wetherald and Camille H. Lee, each a Vice President of the adviser. Mr. Henderson has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1996. Mr. Wetherald has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors. Ms. Lee has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Ms. Lee was a Vice President and Research Analyst at SG Cowen Securities Corp.

The Strategic Growth Series is managed by a team of portfolio managers comprised of S. Irfan Ali, a Senior Vice President of the adviser, and Margaret W. Adams, a Vice President of the adviser. Mr. Ali has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1993. Ms. Adams has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000.

Prior to joining MFS, Ms. Adams spent 11 years in the portfolio management and investment management areas of J.P. Morgan & Co.

The Strategic Value Series is managed by a team of portfolio managers comprised of Kenneth J. Enright , a Senior Vice President of the adviser, Alan T. Langsner and Katrina Mead, each a Vice President of the adviser. Mr. Enright has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1986. Mr. Langsner has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1999. Ms. Mead has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1997.

The Total Return Series is managed by a team of portfolio managers, headed by David M. Calabro. The team is comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas and Michael W. Roberge, each a Senior Vice President of the adviser, and William J. Adams, Edward B. Baldini, Alan T. Langsner, Katrina Mead and Brooks Taylor, each a Vice President of the adviser. Mr. Calabro has been a portfolio manager of the series since 1995 and has been employed in the investment management area of the adviser since 1992. Mr. Enright has been a portfolio manager of the series since 1999 and has been employed in the investment management area of the series since 1986. Mr. Gorham has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Mokas has been a portfolio manager of the series since 1998 and has been employed in the investment management area of the adviser since 1990. Mr. Roberge has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1996. Mr. Adams has been a portfolio manager of the series since February 2004 and has been employed in the investment management area of the adviser since 1997. Mr. Baldini has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments. Mr. Langsner has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1999. Ms. Mead has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 1997. Mr. Taylor has been a portfolio manager of the series since February 2004 and has been employed in the investment management area of the adviser since 1996

The Value Series is managed by a team of portfolio  managers comprised of Steven
R. Gorham, a Senior Vice President of the adviser, and Edward B. Baldini, a Vice President of the adviser. Mr. Gorham has been a portfolio manager of the series since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Baldini has been a portfolio manager of the series since July 1, 2004 and has been employed in the investment management area of the adviser since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments.

                                     * * * *

As members of the above named portfolio management teams, Mses. Adams, Lee, Mead and Palmer and Messrs. Baldini, LeBleu and Melendez each generally contributes to the day-to-day management of each series' portfolio through such means as advising as to portfolio construction, assessing portfolio risk, managing daily cash flows in accordance with portfolio holdings as well as advising as to making investment decisions during periods when other portfolio management team members are unavailable, but does not generally determine which securities to purchase or sell for the series. The degree to which these individuals may perform these functions, and the nature of these functions, may change from time to time.

                                     * * * *

Members of the team may change from time to time, and a current list of team members is available by contacting Sun Life Assurance Company of Canada (U.S.) at 1-800-752-7215.

                  The date of this Supplement is July 1, 2004.